15. STOCK OPTIONS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Fair values of stock options granted

The fair values of stock options granted were estimated using the Black-Sholes option-pricing model with the following assumptions for the years ended December 31:

	2012	2011
Risk-free interest rates	0.66 - 0.73%	1.80%
Expected life	5	5
Expected volatility	25%	25%
Dividend yield	-	-

Weighted-average grant date fair value per share	$1.31	$0.76

Company's stock options

A summary of the status of the Company's stock options as of December 31, 2012, and changes during the two years then ended is presented below.

	Options	Wtd. Avg. Exercise Price
Balance, December 31, 2010	291,431	$10.68
Granted during the period	15,000	2.95
Exercised during the period	-	-
Terminated/Expired during the period	(115)	(105.39)
Balance, December 31, 2011	306,316	$10.27
Granted during the period	21,000	5.61
Exercised during the period	-	-
Terminated/Expired during the period	-	-
Balance, December 31, 2012	327,316	$9.97

Exercisable at December 31, 2012	326,736	$10.00

Summary information about stock options

The following table summarizes information about stock options at December 31, 2012:

Range of Exercise Prices	Remaining Number Outstanding	Wtd. Avg. Life	Wtd. Avg. Exercise Price
$0.00 - 5.00	293,766	3 years	$4.41
$5.01 - 90.00	19,350	5 years	$11.72
$90.01 - 100.00	5,888	2 years	$92.18
$100.01 - 110.00	833	1 years	$108.00
$110.01 - 170.00	3,529	1 years	$111.89
$170.01 - 200.00	3,950	2 years	$181.00
	327,316	3 years	$9.97

Company's outstanding warrants

The following tables summarize the Company's outstanding warrants as of December 31, 2012 and changes during the two years then ended:

	Warrants	Wtd. Avg. Exercise Price
Balance, December 31, 2010	19,865	$99.26
Granted during the period	-	-
Exercised during the period	-	-
Terminated/Expired during the period	-	-
Balance, December 31, 2011	19,865	$99.26
Granted during the period	118,585	6.30
Exercised during the period	-	-
Terminated/Expired during the period	(19,615)	99.97
Balance, December 31, 2012	118,835	$6.38

Exercisable at December 31, 2012	118,835	$6.38

warrants

The following table summarizes information about warrants at December 31, 2012:

Range of Exercise Prices	Warrants	Wtd. Avg. Life	Wtd. Avg. Exercise Price
$ 0.00 - 10.00	118,585	4 years	$6.30
$ 10.00 - 50.00	250	1 year	$43.60
	118,835	1 year	$6.38